AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 14, 2009.

SECURITIES ACT FILE NO. 333-156404

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 1	☒

LEGG MASON CHARLES STREET  TRUST, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

100 LIGHT STREET, BALTIMORE, MD  21202

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

410-539-0000

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

RICHARD M. WACHTERMAN, ESQ.

LEGG MASON & CO., LLC

100 LIGHT STREET

BALTIMORE, MD 21202

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

ARTHUR C. DELIBERT, ESQ. K&L GATES LLP 1601 K STREET WASHINGTON, DC 20006	RONALD A. HOLINSKY, ESQ. LEGG MASON & CO., LLC 100 LIGHT STREET BALTIMORE, MD 21202	BURTON M. LEIBERT, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099

For the new shares of Batterymarch U.S. Small Capitalization Equity Portfolio, a series of the Registrant, the date of the public offering was May 29, 2009.  The public offering of Registrant's shares is ongoing.  This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the 1933 Act.

Title of Securities being registered:  Class A shares and Class C shares of Batterymarch U.S. Small Capitalization Equity Portfolio.

No filing fee is due because of Registrant’s reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

LEGG MASON CHARLES STREET TRUST, INC.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Shareholders*

Notice of Special Meeting*

Part A - Proxy Statement/Prospectus*

Part B - Statement of Additional Information*

Part C - Other Information

Signature Page

Exhibits

_________________

* Incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-156404) as filed with the Securities and Exchange Commission on December 22, 2008 and subsequently filed in definitive form pursuant to Rule 497 on February 6, 2009.

EXPLANATORY NOTE

This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the opinion of K&L Gates LLP as to tax matters (Exhibit 12) for the reorganization of the Legg Mason Partners Small Cap Core Fund, a series of Legg Mason Partners Equity Trust into the Batterymarch U.S. Small Capitalization Equity Portfolio, a series of the Registrant.

LEGG MASON CHARLES STREET TRUST, INC.

PART C.                                OTHER INFORMATION

Item 15.	Indemnification

Reference is made to Article 9 of Registrant’s Amended and Restated Articles of Incorporation, Article 10 of Registrant’s Amended and Restated Bylaws, Section 2-418 of the Maryland General Corporation Law and Section 10 of the Distribution Agreement.  Article 10 of Registrant’s Amended and Restated Bylaws also provides that certain expenses incurred in defending a proceeding involving directors, officers, employees and agents will be paid by the Corporation in advance of a final disposition thereof if certain conditions are met.

In Section 10 of the Distribution Agreement relating to the securities offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (“1933 Act”), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectuses and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)	(a)	Articles of Amendment and Restatement filed June 3, 1998 (1)
	(b)	Articles Supplementary filed June 3, 1998 (1)
	(c)	Articles of Amendment filed September 21, 1998 (4)
	(d)	Articles Supplementary filed October 1, 1999 (3)
	(e)	Articles of Amendment filed October 1, 1999 (3)
	(f)	Articles Supplementary filed October 3, 2000 (4)
	(g)	Articles of Amendment filed April 27, 2001 (4)
	(h)	Articles Supplementary filed August 21, 2006 (9)
	(i)	Articles of Amendment filed October 14, 2008 (14)
	(j)	Articles Supplementary filed December 18, 2008 (16)

(2)	Amended and Restated Bylaws (12)

(3)           Voting Trust Agreement – not applicable.

(4)           Form of Agreement and Plan of Reorganization (16)

(5)            Instruments defining rights of security holders with respect to Legg Mason Charles Street Trust, Inc. are contained in the Articles of Amendment and Restatement (with subsequent amendments) and in the Amended and Restated Bylaws which are incorporated by reference to Exhibits (a) and (b) to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A, SEC File No. 333-44423, filed May 29, 2003.

(6)           (a)                                  Investment Management Agreement – Batterymarch U.S. Small Capitalization Equity Portfolio (5)

(b)                                 Investment Advisory Agreement – Batterymarch U.S. Small Capitalization Equity Portfolio (5)

(7)           Distribution Agreement (13)

(a)                                  Anti-Money Laundering Delegation Agreement dated November 3, 2006 (11)

(b)                                 Amendment No. 1 to the Distribution Agreement dated December 15, 2006 (13)

(c)                                  Form of Dealer Agreement (8)

(8)           Bonus, profit sharing or pension plans — none

(9)           (a)                                  Custodian Contract (2)

(b)                                 Amendment to Custodian Contract dated July 1, 2001 (5)

(c)                                  Form of Amendment to Custodian Contract (9)

(10)         (a)                                  Plan pursuant to Rule 12b-1 for Batterymarch U.S. Small Capitalization Equity Portfolio (7)

(b)                                 Amendment to the Financial Intermediary Class Distribution Plan (10)

(c)                                  Batterymarch U.S. Small Capitalization Portfolio – Form of Class A Distribution Plan (15)

(d)                                 Batterymarch U.S. Small Capitalization Portfolio – Form of Class C Distribution Plan (15)

(11)         Opinion and Consent of K&L Gates LLP on Securities Matters with Respect to Legg Mason Charles Street Trust, Inc. (16)

(12)         Opinion of Counsel Supporting Tax Matters – filed herewith.

(13)         (a)                                  Transfer Agency and Service Agreement (2)

(b)                                 Amendment to Transfer Agency and Service Agreement dated November 1, 2001 (6)

(c)                                  Form of Amendment to Transfer Agency and Service Agreement (9)

(14)         (a)           Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm (16)

(b)           Consent of KPMG LLP, Independent Registered Public Accounting Firm (16)

(15)         Financial statements omitted from Prospectus – not applicable

(16)         Power of Attorney (16)

(17)         (a)           Form of Proxy Card (16)

(b)           Annual Report of Batterymarch U.S. Small Capitalization Equity Portfolio for the year ended December 31, 2007 (16)

(c)           Semi-Annual Report of Batterymarch U.S. Small Capitalization Equity Portfolio for the period ended June 30, 2008 (16)

(d)           The Prospectus and Statement of Additional Information of Batterymarch U.S. Small Capitalization Equity Portfolio, a series of Legg Mason Charles Street Trust, Inc., dated February 1, 2009 (17)

(e)           Annual Report of Legg Mason Partners Small Cap Core Fund for the year ended  December 31, 2007 (16)

(f)            Semi-Annual Report of Legg Mason Partners Small Cap Core Fund for the period ended June 30, 2008 (16)

(1)           Incorporated herein by reference to corresponding exhibit of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed June 5, 1998.

(2)           Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed June 2, 1999.

(3)           Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed August 1, 2000.

(4)           Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423 filed July 18, 2001.

(5)           Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 23, 2002.

(6)           Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of Legg Mason Cash Reserve Trust, SEC File No. 2-62218, filed November 1, 2002.

(7)                                  Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed April 21, 2004.

(8)                                  Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of Legg Mason Growth Trust, Inc., SEC File No. 33-89090, filed April 27, 2006.

(9)           Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed September 1, 2006.

(10)         Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 26, 2006.

(11)         Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed February 26, 2007.

(12)         Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed May 29, 2003.

(13)                            Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 27, 2007.

(14)                            Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed October 31, 2008.

(15)                            Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed November 26, 2008.

(16)                            Incorporated herein by reference to the corresponding exhibit to the Registration Statement on Form N-14 of Legg Mason Charles Street Trust, Inc., SEC File No. 333-156404, filed December 22, 2008.

(17)                            Incorporated herein by reference to Part A and Part B of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed January 30, 2009.

Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURE PAGE

As required by the Securities Act of 1933, as amended (“1933 Act”), the Registrant certifies that this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 meets all of the requirements to be filed pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration  Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 5th day of August, 2009.

LEGG MASON CHARLES STREET TRUST, INC.

By:	/s/ David R. Odenath
David R. Odenath
President

As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Mark R. Fetting*	Chairman and Director	August 5, 2009
Mark R. Fetting

/s/ David R. Odenath	President (Principal Executive	August 5, 2009
David R. Odenath	Officer) and Director

/s/ Ruby P. Hearn*	Director	August 5, 2009
Ruby P. Hearn

/s/ Arnold L. Lehman*	Director	August 5, 2009
Arnold L. Lehman

/s/ Robin J. W. Masters*	Director	August 5, 2009
Robin J. W. Masters

/s/ Jill E. McGovern*	Director	August 5, 2009
Jill E. McGovern

/s/ Arthur S. Mehlman*	Director	August 5, 2009
Arthur S. Mehlman

/s/ G. Peter O’Brien*	Director	August 5, 2009
G. Peter O’Brien

/s/ S. Ford Rowan*	Director	August 5, 2009
S. Ford Rowan

/s/ Robert M. Tarola*	Director	August 5, 2009
Robert M. Tarola

/s/ Kaprel Ozsolak	Chief Financial Officer	August 5, 2009
Kaprel Ozsolak	and Treasurer
(Principal Financial and Accounting Officer)

*By:	/s/ Richard M. Wachterman
Richard M. Wactherman
Attorney in Fact, pursuant to Power of Attorney

 EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS

12	Opinion of Counsel Supporting Tax Matters